INTANGIBLE ASSETS AND GOODWILL - Estimated useful lives on straight-line (Details)	12 Months Ended
Nov. 30, 2021
Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	20 years
Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	50 years
SoRSE Manufacturing and Sales License
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	5 years
Health Canada licenses | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	8 years
Health Canada licenses | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	50 years
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	2 years
Brand
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	10 years
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	3 years